FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analyses, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, Brookfield Infrastructure looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. The fair value of interest rate swap contracts which form part of financing arrangements is calculated by way of discounted cash flows using market interest rates and applicable credit spreads.
Classification of Financial Instruments
Financial instruments classified as fair value through profit or loss are carried at fair value on the Consolidated Statements of Financial Position. Changes in the fair values of financial instruments classified as fair value through profit or loss are recognized in profit or loss. Mark-to-market adjustments on hedging items for those in an effective hedging relationship and changes in the fair value of securities designated as fair value through other comprehensive income are recognized in other comprehensive income.
Carrying Value and Fair Value of Financial Instruments
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,380	$1,380
Accounts receivable and other	—	—	1,635	1,635
Financial assets (current and non-current)(1)	938	86	308	1,332
Marketable securities	187	119	—	306
Total	$1,125	$205	$3,323	$4,653

Financial liabilities
Corporate borrowings	$—	$—	$3,074	$3,074
Non-recourse borrowings (current and non-current)	—	—	17,860	17,860
Accounts payable and other	—	—	2,271	2,271
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	759	—	1,624	2,383
Total	$759	$—	$24,849	$25,608

1.	Derivative instruments which are elected for hedge accounting totaling $717 million are included in financial assets and $538 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$827	$827
Accounts receivable and other	—	—	1,960	1,960
Financial assets (current and non-current)(1)	893	16	144	1,053
Marketable securities	69	73	—	142
Total	$962	$89	$2,931	$3,982

Financial liabilities
Corporate borrowings	$—	$—	$2,475	$2,475
Non-recourse borrowings (current and non-current)	—	—	18,544	18,544
Accounts payable and other	—	—	2,410	2,410
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	490	—	1,683	2,173
Total	$490	$—	$25,132	$25,622

1.	Derivative instruments which are elected for hedge accounting totaling $694 million are included in financial assets and $285 million of derivative instruments are included in financial liabilities.

2.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,380	$1,380	$827	$827
Accounts receivable and other	1,635	1,635	1,960	1,960
Financial assets (current and non-current)	1,332	1,332	1,053	1,053
Marketable securities	306	306	142	142
Total	$4,653	$4,653	$3,982	$3,982

Financial liabilities
Corporate borrowings(1)	$3,074	$3,169	$2,475	$2,507
Non-recourse borrowings(2)	17,860	17,929	18,544	18,891
Accounts payable and other (current and non-current)	2,271	2,271	2,410	2,410
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	2,383	2,383	2,173	2,173
Total	$25,608	$25,772	$25,622	$26,001

1.	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

2.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

3.	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
Hedging Activities
Brookfield Infrastructure uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest and currency risks. For certain derivatives which are used to manage exposures, Brookfield Infrastructure determines whether hedge accounting can be applied. When hedge accounting can be applied, a hedge relationship can be designated as a fair value hedge, cash flow hedge or a hedge of foreign currency exposure of a net investment in a foreign operation with a functional currency other than the U.S. dollar. To qualify for hedge accounting, the derivative must be designated as a hedge of a specific exposure and the hedging relationship must meet all of the hedge effectiveness requirements in accomplishing the objective of offsetting changes in the fair value or cash flows attributable to the hedged risk both at inception and over the life of the hedge. If it is determined that the hedging relationship does not meet all of the hedge effectiveness requirements, hedge accounting is discontinued prospectively.
Cash Flow Hedges
Brookfield Infrastructure uses interest rate swaps to hedge the variability in cash flows related to a variable rate asset or liability and highly probable forecasted issuances of debt. The settlement dates coincide with the dates on which the interest is payable on the underlying debt, and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on debt affect profit or loss. For the three and six-month periods ended June 30, 2020, pre-tax net unrealized losses of $16 million and $265 million, respectively (2019: $42 million and $55 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As of June 30, 2020, there was a net derivative asset balance of $127 million relating to derivative contracts designated as cash flow hedges (December 31, 2019: $363 million).
Net Investment Hedges
Brookfield Infrastructure uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations having a functional currency other than the U.S. dollar. For the three and six-month periods ended June 30, 2020, losses of $4 million and gains of $130 million, respectively, (2019: losses of $6 million and $29 million) were recorded in other comprehensive income relating to the effective portion of hedges of net investments in foreign operations. Further, for the three and six-month periods ended June 30, 2020, Brookfield Infrastructure received $1 million and $83 million, respectively (2019: $37 million and $36 million) relating to the settlement of foreign exchange contracts in the periods. As of June 30, 2020, there was a net unrealized derivative asset balance of $52 million relating to derivative contracts designated as net investment hedges (December 31, 2019: $46 million).
Fair Value Hierarchical Levels—Financial Instruments
Fair value hierarchical levels are directly determined by the amount of subjectivity associated with the valuation inputs of these assets and liabilities, and are as follows:

•	Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Inputs other than quoted prices included in Level 1 are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life. Fair valued assets and liabilities that are included in this category are primarily certain derivative contracts and other financial assets carried at fair value in an inactive market.

•
Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to determining the estimate. Fair valued assets and liabilities that are included in this category are interest rate swap contracts, derivative contracts, certain equity securities carried at fair value which are not traded in an active market and the non-controlling interest’s share of net assets of limited life funds.

The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2020	December 31, 2019
Marketable securities	Level 1(1)	$306	$142
Foreign currency forward contracts	Level 2(2)
Financial asset		$157	$140
Financial liability		52	97
Interest rate swaps & other	Level 2(2)
Financial asset		$862	$765
Financial liability		617	311
Other contracts	Level 3(3)
Financial asset		$5	$4
Financial liability		90	82

1.	Valuation technique: Quoted bid prices in an active market.

2.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

3.	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
Assets and liabilities measured at fair value on a recurring basis include $1,330 million (2019: $1,051 million) of financial assets and $759 million (2019: $490 million) of financial liabilities which are measured at fair value using valuation inputs based on management’s best estimates.
During the three-month period ended June 30, 2020, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	June 30, 2020			December 31, 2019
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$306	$—	$—	$142	$—	$—
Financial assets (current and non-current)	—	1,019	5	—	905	4
Financial liabilities
Financial liabilities (current and non-current)	$—	$669	$90	$—	$408	$82